Offerings	May 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99943
Maximum Aggregate Offering Price	$ 499,715,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,506.37
Offering Note
(1)
This filing fee table shall be deemed to update the ''Calculation of Filing Fee Table'' included as Exhibit 107 to Westinghouse Air Brake Technologies Corporation's (the ''Company'') Registration Statement on Form S-3, as amended (File No. 333-275386), in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the ''Securities Act'').

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	0.99932
Maximum Aggregate Offering Price	$ 749,490,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,746.92
Offering Note
(2)	See footnote (1).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Subsidiary Guarantors
Amount of Registration Fee	$ 0
Offering Note
(3)
See footnote (1). The notes issued by the Company will be fully and unconditionally guaranteed, jointly and severally, on an unsecured basis by each of the Company’s current and future subsidiaries that guarantee indebtedness under the amended and restated credit agreement, dated as of April 23, 2025, by and among the Company, Wabtec Transportation Netherlands B.V. and the other borrowing subsidiaries party thereto, the lenders party thereto and PNC Bank, National Association, as administrative agent, or any other debt of the Company or any other guarantor. Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.